Taxation - Components of Loss Before Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Loss before tax
Loss from PRC entities	¥ (310,312)		¥ (426,044)	¥ (795,673)
Income/(loss) from overseas entities	(1,913,916)		(77,448)	148,955
Total loss before tax	(2,224,228)		(503,492)	(646,718)
Income tax benefits/(expenses)
Current income tax expenses	(2,119)		(6,051)	(2,654)
Deferred tax benefits	2,709	$ 383	23,268	91,319
Total income tax benefits	¥ 590	$ 83	¥ 17,217	¥ 88,665